EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in Plan Assets [Roll Forward]
Investments Included in Other Assets, Supplemental Executive Retirement Plan			$ 84,500	$ 81,100
Amounts recognized in other comprehensive income (loss) [Abstract]
Deferred income taxes			11,128	(10,278)	$ 15,781
Total recognized in other comprehensive income (loss)			(16,693)	15,416	(23,672)
Amounts in accumulated other comprehensive income (loss) that had not yet been recognized as components of net periodic benefit expense [Abstract]
Accumulated other comprehensive income (loss), net of tax			$ (101,236)	$ (84,543)	$ (99,959)
Weighted-average assumptions used to determine net periodic benefit costs [Abstract]
Expected long-term return on plan assets (in hundredths)			7.75%	8.00%	7.75%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			3.10%	3.15%	3.20%
Description of basis used to determine overall expected long-term rate of return on plan assets			We determine our overall expected long-term rate of return on plan assets, based on our review of historical returns and economic growth models. We determine our discount rates annually. We estimate our discount rate based upon a comparison of the expected cash flows associated with our future payments under our pension and postretirement obligations to a hypothetical bond portfolio created using high-quality bonds that closely match expected cash flows. Bond portfolios are developed by selecting a bond for each of the next 60 years based on the maturity dates of the bonds. Bonds selected to be included in the portfolios are only those rated by Moody’s as AA- or better and exclude callable bonds, bonds with less than a minimum issue size, yield outliers and other filtering criteria to remove unsuitable bonds.
Other Employee Benefit Plans - Thrift Plan [Abstract]
Contributions made to the Thrift Plan			$ 11,900	$ 12,000	$ 9,300
Percent of employee contributions matched of eligible compensation (in hundredths)			100.00%
Maximum percentage of each participant's eligible compensation, subject to certain limits, matching (in hundredths)			6.00%
Profit-Sharing Plan [Abstract]
Contributions made to the Profit-Sharing Plan			$ 8,200	4,900	4,600
Profit sharing contribution percentage			1.00%
Pension Benefits [Member]
Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning of period	$ 428,386	$ 428,386	$ 390,688	414,181
Service cost			6,501	7,565	7,238
Interest cost			19,820	18,218	18,324
Plan participants' contributions			0	0
Actuarial (gain) loss			24,458	(34,826)
Benefits paid			(13,081)	(12,574)
Other adjustments			0	(1,876)
Benefit obligation, end of period			428,386	390,688	414,181
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	261,671	261,671	258,635	277,568
Actual return on plan assets			16,117	(4,266)
Employer contributions			0	0
Plan participants' contributions			0	0
Benefits paid			(13,081)	(12,574)
Other adjustments			0	(2,093)
Fair value of assets, end of period			261,671	258,635	277,568
Balance at December 31			(166,715)	(132,053)
Current liabilities			(4,363)	(4,616)
Non-current liabilities			(162,352)	(127,437)
Balance at December 31			(166,715)	(132,053)
Accumulated benefit obligation for pension plans			407,200	370,800
Components of net periodic benefit cost [Abstract]
Service cost			6,501	7,565	7,238
Interest cost			19,820	18,218	18,324
Expected return on plan assets			(20,348)	(20,900)	(19,526)
Amortization of prior service cost (credit)			0	94	193
Amortization of net loss			10,966	15,981	15,078
Net periodic benefit cost			16,939	20,958	21,307
Amounts recognized in other comprehensive income (loss) [Abstract]
Net gain (loss) arising during the period			(33,043)	5,145	(49,293)
Amortization of prior service cost (credit)			0	94	193
Amortization of net loss			10,966	15,981	15,078
Deferred income taxes			8,831	(8,488)	13,609
Total recognized in other comprehensive income (loss)			(13,246)	12,732	(20,413)
Amounts in accumulated other comprehensive income (loss) that had not yet been recognized as components of net periodic benefit expense [Abstract]
Prior service credit (cost)			0	0
Accumulated gain (loss)			(157,935)	(135,858)
Accumulated other comprehensive loss			(157,935)	(135,858)
Deferred income taxes			63,174	54,343
Accumulated other comprehensive income (loss), net of tax			(94,761)	(81,515)
Amounts to be recognized in 2017 [Abstract]
Amortization of prior service cost (credit)			$ 0	$ 94	$ 193
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)			4.50%	5.25%
Compensation rate increase (in hundredths)			3.10%	3.10%
Weighted-average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)			5.25%	4.50%	5.25%
Benefits to be paid in: [Abstract]
2017			$ 15,487
2018			16,717
2019			17,788
2020			18,672
2021			19,839
2022 through 2026			$ 111,899
Target allocation for assets of the pension plan [Abstract]
U.S. large-cap equities			37.00%
Long duration bonds			30.00%
Developed foreign large-cap equities			10.00%
Alternative investments			8.00%
Mid-cap equities			6.00%
Emerging markets equities			5.00%
Small-cap equities			4.00%
Total			100.00%
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	147,023	147,023	$ 144,040
Fair value of assets, end of period			147,023	$ 144,040
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	94,646	94,646	94,329
Fair value of assets, end of period			94,646	94,329
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Estimate of Fair Value Measurement Subtotal [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	241,669	241,669	238,369
Fair value of assets, end of period			241,669	238,369
Pension Benefits [Member] | Fair Value, Inputs, Measured at Net Asset Value [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	20,002	20,002	20,266
Fair value of assets, end of period			20,002	20,266
Pension Benefits [Member] | Total
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	261,671	261,671	258,635
Fair value of assets, end of period			261,671	258,635
Pension Benefits [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	146,980	146,980	143,515
Fair value of assets, end of period			146,980	143,515
Pension Benefits [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	13,606	13,606	13,517
Fair value of assets, end of period			13,606	13,517
Pension Benefits [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Equity Securities [Member] | Estimate of Fair Value Measurement Subtotal [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	160,586	160,586	157,032
Fair value of assets, end of period			160,586	157,032
Pension Benefits [Member] | Equity Securities [Member] | Fair Value, Inputs, Measured at Net Asset Value [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Equity Securities [Member] | Total
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	160,586	160,586	157,032
Fair value of assets, end of period			160,586	157,032
Pension Benefits [Member] | Government Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Government Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	17,979	17,979	20,241
Fair value of assets, end of period			17,979	20,241
Pension Benefits [Member] | Government Obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Government Obligations [Member] | Estimate of Fair Value Measurement Subtotal [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	17,979	17,979	20,241
Fair value of assets, end of period			17,979	20,241
Pension Benefits [Member] | Government Obligations [Member] | Fair Value, Inputs, Measured at Net Asset Value [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Government Obligations [Member] | Total
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	17,979	17,979	20,241
Fair value of assets, end of period			17,979	20,241
Pension Benefits [Member] | Corporate Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Corporate Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	56,484	56,484	55,495
Fair value of assets, end of period			56,484	55,495
Pension Benefits [Member] | Corporate Obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Corporate Obligations [Member] | Estimate of Fair Value Measurement Subtotal [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	56,484	56,484	55,495
Fair value of assets, end of period			56,484	55,495
Pension Benefits [Member] | Corporate Obligations [Member] | Fair Value, Inputs, Measured at Net Asset Value [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Corporate Obligations [Member] | Total
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	56,484	56,484	55,495
Fair value of assets, end of period			56,484	55,495
Pension Benefits [Member] | Common/Collective Trusts [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Common/Collective Trusts [Member] | Fair Value, Inputs, Level 2 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	6,577	6,577	5,076
Fair value of assets, end of period			6,577	5,076
Pension Benefits [Member] | Common/Collective Trusts [Member] | Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Common/Collective Trusts [Member] | Estimate of Fair Value Measurement Subtotal [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	6,577	6,577	5,076
Fair value of assets, end of period			6,577	5,076
Pension Benefits [Member] | Common/Collective Trusts [Member] | Fair Value, Inputs, Measured at Net Asset Value [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Common/Collective Trusts [Member] | Total
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	6,577	6,577	5,076
Fair value of assets, end of period			6,577	5,076
Pension Benefits [Member] | Cash and Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	43	43	525
Fair value of assets, end of period			43	525
Pension Benefits [Member] | Cash and Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Cash and Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Cash and Money Market Funds [Member] | Estimate of Fair Value Measurement Subtotal [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	43	43	525
Fair value of assets, end of period			43	525
Pension Benefits [Member] | Cash and Money Market Funds [Member] | Fair Value, Inputs, Measured at Net Asset Value [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Cash and Money Market Funds [Member] | Total
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	43	43	525
Fair value of assets, end of period			43	525
Pension Benefits [Member] | Other Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Other Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Other Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Other Investments [Member] | Estimate of Fair Value Measurement Subtotal [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Pension Benefits [Member] | Other Investments [Member] | Fair Value, Inputs, Measured at Net Asset Value [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	20,002	20,002	20,266
Fair value of assets, end of period			20,002	20,266
Pension Benefits [Member] | Other Investments [Member] | Total
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	20,002	20,002	20,266
Fair value of assets, end of period			20,002	20,266
Other Postretirement Benefit Plan [Member]
Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning of period	54,823	54,823	49,496	56,663
Service cost			596	743	$ 710
Interest cost			2,404	2,347	2,433
Plan participants' contributions			894	1,005
Actuarial (gain) loss			4,905	(6,473)
Benefits paid			(3,472)	(4,433)
Other adjustments			0	(356)
Benefit obligation, end of period			54,823	49,496	56,663
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	29,550	29,550	28,641	29,429
Actual return on plan assets			1,902	174
Employer contributions			1,000	2,000
Plan participants' contributions			894	1,005
Benefits paid			(2,887)	(3,728)
Other adjustments			0	(239)
Fair value of assets, end of period			29,550	28,641	29,429
Balance at December 31			(25,273)	(20,855)
Current liabilities			0	0
Non-current liabilities			(25,273)	(20,855)
Balance at December 31			$ (25,273)	(20,855)
Minimum Number Of Years Of Service For Certain Employees To Be Eligible To Participate In Welfare Plans That Provide Postretirement Medical And Life Insurance Benefits			5 years
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year			$ 2,000
Components of net periodic benefit cost [Abstract]
Service cost			596	743	710
Interest cost			2,404	2,347	2,433
Expected return on plan assets			(2,124)	(2,253)	(2,163)
Amortization of prior service cost (credit)			(1,662)	(1,662)	(1,662)
Amortization of net loss			1,046	1,743	836
Net periodic benefit cost			260	918	154
Amounts recognized in other comprehensive income (loss) [Abstract]
Net gain (loss) arising during the period			(5,128)	4,393	(7,220)
Amortization of prior service cost (credit)			(1,662)	(1,662)	(1,662)
Amortization of net loss			1,046	1,743	836
Deferred income taxes			2,297	(1,790)	3,218
Total recognized in other comprehensive income (loss)			(3,447)	2,684	(4,828)
Amounts in accumulated other comprehensive income (loss) that had not yet been recognized as components of net periodic benefit expense [Abstract]
Prior service credit (cost)			3,550	5,212
Accumulated gain (loss)			(14,341)	(10,259)
Accumulated other comprehensive loss			(10,791)	(5,047)
Deferred income taxes			4,316	2,019
Accumulated other comprehensive income (loss), net of tax			(6,475)	(3,028)
Amounts to be recognized in 2017 [Abstract]
Amortization of prior service cost (credit)			$ (1,662)	$ (1,662)	$ (1,662)
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)			4.25%	5.00%
Weighted-average assumptions used to determine net periodic benefit costs [Abstract]
Discount rate (in hundredths)			5.00%	4.25%	5.00%
Benefits to be paid in: [Abstract]
2017			$ 3,251
2018			3,436
2019			3,616
2020			3,801
2021			3,900
2022 through 2026			$ 19,326
Assumed health care cost trend rates [Abstract]
Health care cost-trend rate assumed for next year - minimum (in hundredths)			7.25%	4.00%
Health care cost-trend rate assumed for next year - maximum (in hundredths)			7.25%	7.50%
Rate to which the cost-trend rate is assumed to decline (the ultimate trend rate) - minimum (in hundredths)			5.00%	4.00%
Rate to which the cost-trend rate is assumed to decline (the ultimate trend rate) - maximum (in hundredths)			5.00%	5.00%
Year that the rate reaches the ultimate trend rate			2022	2022
One percentage point change in assumed healthcare cost trend rates [Abstract]
Effect of a one percentage point increase on total of service and interest cost			$ 63
Effect of a one percentage point increase on postretirement benefit obligation			994
Effect of a one percentage point decrease on total of service and interest cost			(57)
Effect of a one percentage point decrease on postretirement benefit obligation			(907)
Other Postretirement Benefit Plan [Member] | Subsequent Event [Member]
Change in Plan Assets [Roll Forward]
Employer contributions	7,500
Other Postretirement Benefit Plan [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	1,777	1,777	1,632
Fair value of assets, end of period			1,777	$ 1,632
Other Postretirement Benefit Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	27,773	27,773	27,009
Fair value of assets, end of period			27,773	27,009
Other Postretirement Benefit Plan [Member] | Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Other Postretirement Benefit Plan [Member] | Total
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	29,550	29,550	28,641
Fair value of assets, end of period			29,550	28,641
Other Postretirement Benefit Plan [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	1,777	1,777	1,632
Fair value of assets, end of period			1,777	1,632
Other Postretirement Benefit Plan [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Other Postretirement Benefit Plan [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Other Postretirement Benefit Plan [Member] | Equity Securities [Member] | Total
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	1,777	1,777	1,632
Fair value of assets, end of period			1,777	1,632
Other Postretirement Benefit Plan [Member] | Cash and Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Other Postretirement Benefit Plan [Member] | Cash and Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	1,259	1,259	1,398
Fair value of assets, end of period			1,259	1,398
Other Postretirement Benefit Plan [Member] | Cash and Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Other Postretirement Benefit Plan [Member] | Cash and Money Market Funds [Member] | Total
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	1,259	1,259	1,398
Fair value of assets, end of period			1,259	1,398
Other Postretirement Benefit Plan [Member] | Insurance Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Other Postretirement Benefit Plan [Member] | Insurance Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	26,514	26,514	25,611
Fair value of assets, end of period			26,514	25,611
Other Postretirement Benefit Plan [Member] | Insurance Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	0	0	0
Fair value of assets, end of period			0	0
Other Postretirement Benefit Plan [Member] | Insurance Contracts [Member] | Total
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period	$ 26,514	26,514	25,611
Fair value of assets, end of period			$ 26,514	$ 25,611
Scenario, Forecast [Member] | Pension Benefits [Member]
Amounts recognized in other comprehensive income (loss) [Abstract]
Amortization of prior service cost (credit)		0
Amounts to be recognized in 2017 [Abstract]
Amortization of prior service cost (credit)		0
Net loss		13,586
Scenario, Forecast [Member] | Other Postretirement Benefit Plan [Member]
Amounts recognized in other comprehensive income (loss) [Abstract]
Amortization of prior service cost (credit)		(1,662)
Amounts to be recognized in 2017 [Abstract]
Amortization of prior service cost (credit)		(1,662)
Net loss		$ 1,679